RELATED PARTY TRANSACTIONS (Details Textual)	12 Months Ended
Jun. 30, 2018
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts	10 years
Hollycon [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts	1 year